PROPERTY, PLANT AND EQUIPMENT (Schedule of Reconciliation from IAS 17 to IFRS 16) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of comparative information prepared under previous GAAP [line items]
Property, plant & equipment	$ 8,547	$ 9,290
Retaining earnings	$ (10,573)	(16,145)
Accumulated impairment Charge [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Property, plant & equipment		(11,099)
Lease liabilities
Retaining earnings		(11,099)
Total
Right-of-use assets cost at transition before impairment [Member]
Disclosure of comparative information prepared under previous GAAP [line items]
Property, plant & equipment		5,362
Lease liabilities		(962)
Retaining earnings		(55,319)
Total		(50,919)
Remeasurement [Member]
Disclosure of comparative information prepared under previous GAAP [line items]
Property, plant & equipment		21,185
Lease liabilities		(21,185)
Retaining earnings
Total
Impairment adjustment on transition [Member]
Disclosure of comparative information prepared under previous GAAP [line items]
Property, plant & equipment		15,448
Lease liabilities		(22,147)
Retaining earnings		(44,220)
Total		$ (50,919)